UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08207

T. Rowe Price Tax-Efficient Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2011

Item 1. Schedule of Investments

Tax-Efficient Funds, Inc.	May 31, 2011

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.0%		
CONSUMER DISCRETIONARY 16.1%		
Auto Components 0.2%		
Gentex	3,400	100
TRW (1)	900	51
		151
Diversified Consumer Services 0.1%		
New Oriental Education & Technology, ADR (1)	400	46
		46
Hotels, Restaurants & Leisure 5.4%		
Carnival	10,100	392
Chipotle Mexican Grill (1)	400	116
Choice Hotels International	2,100	75
Ctrip.com International, ADR (1)	7,100	319
Hyatt Hotels, Class A (1)	1,400	62
International Game Technology	7,900	136
Marriott, Class A	15,507	586
McDonald's	12,100	987
Panera Bread, Class A (1)	700	88
Royal Caribbean Cruises (1)	3,300	129
Starbucks	9,600	353
Starwood Hotels & Resorts Worldwide	10,500	640
Tim Hortons (2)	2,600	121
WMS Industries (1)	1,300	41
Wynn Resorts	4,000	586
Yum! Brands	5,300	293
		4,924
Household Durables 0.0%		
Toll Brothers (1)	2,000	44
		44

Internet & Catalog Retail 2.7%		
Amazon.com (1)	6,200	1,219
Liberty Media Interactive, Class A (1)	32,100	585
priceline.com (1)	1,300	670
		2,474
Leisure Equipment & Products 0.1%		
Mattel	5,200	137
		137
Media 1.5%		
Cablevision, Class A	1,200	43
Central European Media Enterprises (1)	1,400	30
CTC Media	2,300	46
Discovery Communications, Class C (1)	4,400	171
Liberty Media Starz, Class A (1)	600	46
Madison Square Garden (1)	2,250	62
McGraw-Hill	9,700	412
Omnicom	6,400	299
Walt Disney	7,500	312
		1,421
Multiline Retail 1.2%		
Big Lots (1)	1,000	34
Dollar General (1)	8,100	284
Dollar Tree (1)	5,900	376
Kohl's	7,200	383
		1,077
Specialty Retail 3.5%		
Advance Auto Parts	700	43
AutoZone (1)	300	88
Bed Bath & Beyond (1)	6,700	361
CarMax (1)	19,300	572
Chico's	3,100	47

Dick's Sporting Goods (1)	1,600	64
GAP	2,300	45
Guess	1,500	69
Home Depot	10,600	384
Men's Wearhouse	1,500	52
O'Reilly Automotive (1)	5,900	355
PetSmart	1,400	63
Ross Stores	2,400	197
Staples	1,500	25
Tiffany	6,900	522
TJX	3,900	207
TSC	1,000	63
Urban Outfitters (1)	1,800	55
Williams-Sonoma	1,000	39
		3,251
Textiles, Apparel & Luxury Goods 1.4%		
Coach	10,500	669
Fossil (1)	900	95
Nike, Class B	5,800	490
		1,254
Total Consumer Discretionary		14,779
CONSUMER STAPLES 7.1%		
Beverages 2.5%		
Brown-Forman, Class B	950	69
Coca-Cola	17,300	1,156
Diageo, ADR	4,000	340
PepsiCo	10,300	733
		2,298
Food & Staples Retailing 0.8%		
CVS Caremark	4,800	186

Walgreen	8,300	362
Whole Foods Market	2,200	134
		682
Food Products 0.9%		
Campbell Soup	1,100	38
General Mills	4,400	175
Hershey Foods	4,200	234
J.M. Smucker	500	40
McCormick	5,100	256
Mead Johnson Nutrition, Class A	600	41
		784
Household Products 0.8%		
Church & Dwight	1,200	101
Clorox	900	64
Colgate-Palmolive	2,400	210
Procter & Gamble	5,812	389
		764
Personal Products 0.3%		
Avon	9,800	291
		291
Tobacco 1.8%		
Lorillard	3,100	357
Philip Morris International	18,200	1,306
		1,663
Total Consumer Staples		6,482
ENERGY 10.6%		
Energy Equipment & Services 4.1%		
Baker Hughes	4,300	318
Cameron International (1)	8,600	410

Core Laboratories	4,600	472
Diamond Offshore Drilling (2)	1,000	74
Dresser-Rand Group (1)	900	47
Dril-Quip (1)	500	37
FMC Technologies (1)	16,400	732
Nabors Industries (1)	1,600	45
National Oilwell Varco	6,000	435
Oceaneering International	1,200	98
Schlumberger	12,900	1,106
		3,774
Oil, Gas & Consumable Fuels 6.5%		
Arch Coal	2,900	87
Chevron	6,900	724
Cimarex Energy	2,500	240
Cobalt International Energy (1)	1,500	22
Concho Resources (1)	5,300	501
Continental Resources (1)	5,100	338
EQT	1,500	81
ExxonMobil	8,400	701
Forest Oil (1)	5,200	155
Kosmos Energy (1)	7,900	151
Murphy Oil	3,200	220
Newfield Exploration (1)	3,000	224
Nexen	2,300	53
Occidental Petroleum	6,700	723
Peabody Energy	7,100	436
Petroleo Brasileiro, ADR	4,700	147
QEP Resources	1,600	70
Range Resources	11,000	615
SM Energy	700	47
Southwestern Energy (1)	5,700	249

Ultra Petroleum (1)	3,300	160
		5,944
Total Energy		9,718
FINANCIALS 6.8%		
Capital Markets 2.9%		
BlackRock	3,500	719
Charles Schwab	18,200	328
Eaton Vance	7,900	249
Franklin Resources	2,700	350
Invesco	5,500	136
Lazard, Partnership	7,200	280
Northern Trust	5,400	264
SEI Investments	900	21
State Street	4,300	197
TD Ameritrade Holding	4,800	103
Waddell & Reed Financial, Class A	1,000	39
		2,686
Commercial Banks 0.5%		
City National	600	34
Fifth Third Bancorp	2,700	35
First Horizon National	3,316	35
Popular (1)	12,833	37
Regions Financial	30,000	212
SVB Financial Group (1)	700	41
TCF Financial	2,600	39
Zions Bancorporation	1,500	36
		469
Consumer Finance 0.1%		
Green Dot, Class A (1)(2)	2,000	77

Thrifts & Mortgage Finance 0.1%		
BankUnited	1,600	45
		45
Total Financials		6,273
HEALTH CARE 9.7%		
Biotechnology 1.3%		
Alexion Pharmaceuticals (1)	2,800	133
Amgen (1)	4,900	297
BioMarin Pharmaceutical (1)	1,100	31
Celgene (1)	3,500	213
Dendreon (1)	2,600	110
Human Genome Sciences (1)	2,700	74
Incyte (1)	2,900	51
Myriad Genetics (1)	900	23
Regeneron Pharmaceuticals (1)	2,700	162
Vertex Pharmaceuticals (1)	2,400	130
		1,224
Health Care Equipment & Supplies 2.0%		
ArthroCare (1)	600	21
Baxter International	3,000	179
Becton, Dickinson & Company	2,800	245
C. R. Bard	3,400	380
Dentsply International	1,400	55
Edwards Lifesciences (1)	1,200	106
Gen-Probe (1)	700	57
Hologic (1)	1,800	39
IDEXX Laboratories (1)	1,200	94
Intuitive Surgical (1)	700	244
Masimo	1,000	31
ResMed (1)	800	26
Stryker	3,400	212

Thoratec (1)	1,100	38
Varian Medical Systems (1)	800	54
Zimmer Holdings (1)	500	34
		1,815
Health Care Providers & Services 3.9%		
AmerisourceBergen	14,700	606
Catalyst Health Solutions (1)	1,600	98
CIGNA	800	40
Community Health Systems (1)	1,000	29
DaVita (1)	1,400	118
Express Scripts (1)	10,500	625
Henry Schein (1)	1,200	86
Humana (1)	700	56
Laboratory Corporation of America (1)	1,500	151
McKesson	8,400	719
Medco (1)	3,700	221
MEDNAX (1)	900	68
Patterson Companies	1,000	35
Quest Diagnostics	2,100	123
UnitedHealth Group	6,700	328
Universal Health Services	1,000	54
WellPoint	3,200	250
		3,607
Health Care Technology 0.6%		
Allscripts Healthcare Solutions (1)	2,700	54
Cerner (1)	3,100	372
SXC Health Solutions (1)	2,200	130
		556
Life Sciences Tools & Services 1.0%		
Bruker (1)	3,200	63
Charles River Laboratories International (1)	600	23
Covance (1)	500	30

Illumina (1)	4,200	303
Life Technologies (1)	5,800	301
Mettler-Toledo International (1)	500	84
Techne	400	33
Waters (1)	1,200	118
		955
Pharmaceuticals 0.9%		
Shire, ADR	2,400	229
Teva Pharmaceutical, ADR	3,900	198
Valeant Pharmaceuticals International	7,000	367
		794
Total Health Care		8,951
INDUSTRIALS & BUSINESS SERVICES 14.5%		
Aerospace & Defense 2.3%		
Boeing	8,500	663
Elbit Systems	500	26
Embraer, ADR	8,100	262
General Dynamics	700	52
Goodrich	3,200	279
Precision Castparts	3,500	550
Rockwell Collins	3,700	226
Transdigm Group (1)	600	49
		2,107
Air Freight & Logistics 1.0%		
C.H. Robinson Worldwide	6,600	530
Expeditors International of Washington	6,800	359
		889
Airlines 0.2%		
Copa Holdings, Class A	1,100	69
SkyWest	3,400	52

Southwest Airlines	8,500	101
		222
Commercial Services & Supplies 1.0%		
American Reprographics (1)	2,800	26
Clean Harbors (1)	500	51
Copart (1)	900	42
Republic Services	8,450	266
Ritchie Bros. Auctioneers (2)	9,100	252
Stericycle (1)	2,900	259
Waste Connections	1,450	46
		942
Construction & Engineering 0.6%		
Fluor	6,900	476
Foster Wheeler (1)	1,500	51
Quanta Services (1)	900	18
		545
Electrical Equipment 2.0%		
AMETEK	2,325	101
Babcock & Wilcox (1)	6,900	193
Cooper Industries	7,700	484
Emerson Electric	11,100	605
General Cable (1)	1,600	67
Hubbell, Class B	1,100	73
II-VI (1)	1,000	57
Rockwell Automation	1,300	108
Roper Industries	1,700	142
		1,830
Industrial Conglomerates 0.5%		
3M	2,200	207
McDermott International (1)	12,900	274
		481

Machinery 3.3%		
Clarcor	1,000	43
Cummins	7,600	800
Donaldson	1,200	72
Flowserve	2,100	254
Graco	1,500	76
Harsco	600	20
IDEX	925	42
Illinois Tool Works	5,000	287
Joy Global	8,400	753
PACCAR	6,400	320
Pall	1,000	56
Terex (1)	1,500	44
Valmont Industries	800	80
WABCO Holdings (1)	1,000	68
Wabtec	1,200	81
		2,996
Professional Services 0.5%		
Corporate Executive Board	1,000	42
Dun & Bradstreet	300	24
Equifax	900	34
ManpowerGroup	600	37
Robert Half International	8,100	223
Verisk Analytics, Class A (1)	1,400	48
		408
Road & Rail 2.1%		
CSX	6,800	539
Hertz Global Holdings (1)	5,000	81
Kansas City Southern Industries (1)	5,700	335
Landstar System	1,900	90
Union Pacific	8,200	861
		1,906

Trading Companies & Distributors 1.0%		
Air Lease (1)	1,700	48
Fastenal	11,200	372
W. W. Grainger	3,500	529
		949
Total Industrials & Business Services		13,275
INFORMATION TECHNOLOGY 27.4%		
Communications Equipment 2.0%		
Aruba Networks (1)	1,800	51
Ciena (1)	2,000	54
F5 Networks (1)	600	68
JDS Uniphase (1)	3,000	61
Juniper Networks (1)	13,800	505
Polycom (1)	1,000	57
Qualcomm	18,400	1,078
		1,874
Computers & Peripherals 4.9%		
Apple (1)	9,000	3,131
EMC (1)	24,700	703
Logitech International (1)	1,900	24
NetApp (1)	9,200	504
QLogic (1)	2,300	37
Seagate Technology	3,400	57
		4,456
Electronic Equipment, Instruments & Components 1.0%		
Amphenol, Class A	2,200	119
Dolby Laboratories, Class A (1)	1,900	89
First Solar (1)(2)	2,000	248
Itron (1)	200	10
Jabil Circuit	3,500	75

Office Electronics 0.0%		
Zebra Technologies (1)	1,000	44
		44
Semiconductor & Semiconductor Equipment 4.9%		
Altera	10,700	514
Analog Devices	8,700	358
ARM Holdings, ADR	12,300	351
Atmel (1)	9,900	149
Broadcom, Class A	13,200	475
Intersil Holding, Class A	3,200	46
Lam Research (1)	2,000	94
Linear Technology	11,100	384
Marvell Technology Group (1)	18,000	292
Maxim Integrated Products	1,600	44
MEMC Electronic Materials (1)	1,400	15
Microchip Technology (2)	8,400	332
NVIDIA (1)	16,700	335
ON Semiconductor (1)	5,000	56
Silicon Laboratories (1)	2,100	90
Skyworks Solutions (1)	8,400	214
Texas Instruments	6,000	212
TriQuint Semiconductor (1)	4,100	53
Xilinx	12,900	460
		4,474
Software 5.2%		
Adobe Systems (1)	12,400	429
Ansys (1)	2,000	115
Ariba (1)	1,600	54
Autodesk (1)	10,400	447
BMC Software (1)	2,000	112
Check Point Software Technologies (1)	10,700	588
Citrix Systems (1)	1,600	140

UTILITIES 0.2%		
Independent Power Producers & Energy Traders 0.2%		
Calpine (1)	6,500	103
NRG Energy (1)	2,100	52
Total Utilities		155
Total Common Stocks (Cost $67,499)		90,773
SHORT-TERM INVESTMENTS 0.8%		
Money Market Funds 0.8%		
T. Rowe Price Reserve Investment Fund, 0.14% (3)(4)	777,042	777
Total Short-Term Investments (Cost $777)		777
SECURITIES LENDING COLLATERAL 1.2%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.2%		
Money Market Funds 1.2%		
T. Rowe Price Reserve Investment Fund, 0.14% (3)(4)	1,053,520	1,054
Total Investments through Securities Lending Program with State Street Bank and Trust Company		1,054
Total Securities Lending Collateral (Cost $1,054)		1,054
Total Investments in Securities		
101.0% of Net Assets (Cost $69,330)		$ 92,604

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at May 31, 2011 -- total value of such securities at period-end amounts to $1,041. See Note 3.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depository Receipts
REIT Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Equity Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on May 31, 2011:

Following is a reconciliation of the fund’s Level 3 holdings for the three months ended May 31, 2011. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain (loss) on Level 3 instruments held at May 31, 2011, totaled $35,000 for the period ended May 31, 2011.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying portfolio of investments, but collateral received in the form of securities are not. On May 31, 2011, the value of loaned securities was $1,041,000 and cash collateral investments totaled $1,054,000.

American and Global Depository Receipts
The fund may invest in American Depository Receipts (ADRs) and/or Global Depository Receipts (GDRs), certificates issued by U.S. and international banks that represent ownership of foreign securities held by the issuing bank. ADRs and GDRs are transferable, trade on established markets, and entitle the holder to all dividends and capital gains paid by the underlying foreign security. Issuing banks generally charge a security administration fee.

NOTE 4 - FEDERAL INCOME TAXES

At May 31, 2011, the cost of investments for federal income tax purposes was $69,330,000. Net unrealized gain aggregated $23,274,000 at period-end, of which $23,738,000 related to appreciated investments and $464,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 22, 2011

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	July 22, 2011